INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2025	12/31/2024	12/31/2023
Income before taxes	(84,016,836)	187,940,022	247,485,280
Tax rate	35%	30%	35%
Income for the year at tax rate	(29,339,681)	55,447,615	86,287,599
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(17,500)	(3,875,038)	(120,316)
Tax inflation adjustment	(15,829,609)	4,727,101	8,359,709
Others	(1,375,944)	(6,216,889)	332,195
Non-deductible results	216,121	297,622	4,644,367
Income tax	(46,346,613)	50,380,411	99,503,554

Summary of net position of deferred tax

	12/31/2025	12/31/2024
Net assets by deferred tax	91,403,537	15,713,555

Deferred taxes to be recovered in more than 12 months	4,175,579	19,437,325
Deferred taxes to be recovered in 12 months	110,865,809	443,267
Subtotal – Deferred tax assets	115,041,388	19,880,592
Deferred taxes to be paid in more than 12 months	(20,565,272)	(12,813,693)
Deferred taxes to be paid in 12 months	(3,072,579)	8,646,656
Subtotal – Deferred tax liabilities	(23,637,851)	(4,167,037)
Total Net Assets by deferred Tax	91,403,537	15,713,555

Summary of deferred tax assets / (liabilities)

	Balance at	(Charge)/Credit	Balance at
	12/31/2024	to Income/OCI	12/31/2025
Intangible assets	(2,519,708)	(30,701)	(2,550,409)
Loan Loss Reserves	25,914,351	25,070,465	50,984,816
Property, plant and equipment	(8,642,748)	1,633,185	(7,009,563)
Foreign Currency	1,793	(1,418)	375
Tax Loss Carry Forward	3,303,800	35,211,857	38,515,657
Inflation adjustment credit	79,251	29,946	109,197
Provisions	21,157,383	(15,518,635)	5,638,748
Others	(23,580,567)	29,295,283	5,714,716
Total	15,713,555	75,689,982	91,403,537

	Balance at	(Charge)/Credit	Balance at
	12/31/2023	to Income	12/31/2024
Intangible assets	(24,749,611)	22,229,903	(2,519,708)
Loan Loss Reserves	15,681,786	10,232,565	25,914,351
Property, plant and equipment	(12,157,117)	3,514,369	(8,642,748)
Foreign Currency	(906,162)	907,955	1,793
Tax Loss Carry Forward	6,388,210	(3,084,410)	3,303,800
Inflation adjustment credit	14,838,191	(14,758,940)	79,251
Provisions	13,467,298	7,690,085	21,157,383
Others	19,937,450	(43,518,017)	(23,580,567)
Total	32,500,045	(16,786,490)	15,713,555

Summary of loss carryforward

	12/31/2025
Year of generation	Amount	Expiration Date	Deferred Tax Assets
2021	22,301	2026	6,690
2022	8,096,696	2027	2,429,009
2023	7,152	2028	2,146
2024	1,303,446	2029	391,034
2024	118,955,926	2030	35,686,778
Total	128,385,522		38,515,657